Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Share Capital
	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2024
	Number of ordinary shares *	Number of ordinary shares *	RM	RM	US$
Paid up capital:
At January 1	35,104	38,797	13,127,427	44,009,131	9,844,562
Issuance of shares (1)	1,307		3,349,620
Issuance of shares (2)	752		7,341,927
Issuance of shares (3)	311		4,068,333
Issuance of shares (4)	613		6,921,300
Issuance of shares (5)	388		4,451,733
Issuance of shares (6)	293		4,518,500
Issuance of shares (7)	29		230,291
Issuance of shares (8)		2,245		11,184,232	2,501,841
Issuance of shares (9)		2,571		21,054,616	4,709,783
Issuance of shares (10)		8,164		22,764,893	5,092,362
Issuance of shares (11)		3,203		6,461,095	1,445,306
Issuance of shares (12)		3,981		18,692,919	4,181,487
Issuance of shares (13)		11,420		12,356,011	2,763,961
Issuance of shares (14)		1,733		12,968,353	2,900,938
Issuance of shares (15)		393,134		81,967,497	18,335,607
Issuance of shares (16)		9,285		3,402,472	761,111
Issuance of shares (17)		101,958		60,378,929	13,506,382
Issuance of shares (18)		2,416		1,330,718	297,673
Issuance of shares (19)		161,742		37,825,576	8,461,340
Issuance of shares (20)		8,539		7,120,551	1,592,822

At December 31	38,797	749,188	44,009,131	341,516,993	76,395,175

*	Giving retroactive effect to the 1 to 49 reverse share split effected on November 5, 2024 and 1 to 20 reverse share split effected on April 3, 2025

(1)	On April 12, 2023, 1,307 (1,280,000 prior to both reverse share splits) ordinary shares were issued in our initial offering at US$ 3,920 (US$ 4.00 per ordinary share prior to both traverse share splits), before deduction the discounts and expenses.

(2)	In April, 2023, 752 (736,169 prior to both reverse share splits) ordinary shares were issued to Exchange Listing, LLC pursuant to their consulting agreement with the Company

(3)	In May 2023, 234 (229,453 prior to both reverse share splits) and 77 (74,793 prior to both reverse share splits) ordinary shares were issued to Exchange Listing, LLC and Boustead Securities, LLC pursuant to the exercise of warrants, respectively.

(4)	In May 2023, 613 (600,000 prior to both reverse share splits) ordinary shares were issued to Globexus Holding Corp as part of share-swap arrangement for 500 Globexus Holding Corp’s ordinary shares.

(5)	On April 12, 2023, 388 (380,000 prior to both reverse share splits) ordinary shares were issued, in aggregate, to certain of our executive officers and employees pursuant to their employment agreements

(6)	In August 2023, 293 (286,533 prior to both reverse share splits) ordinary shares were issued to ZCity Sdn. Bhd. as consideration for services rendered to the Company.

(7)	In October 1, 2023, 29 (28,372 prior to both reverse share splits) ordinary shares were issued to Outside The Box Capital Inc. as consideration for services rendered to the Company.

(8)	In January 2024, 2,245 (2,200,000 prior to both reverse share splits) ordinary shares were issued as part of our following offering at US$1,225 (US$ 1.25 per ordinary share prior to both reverse share splits), before deduction the discounts and expenses.

(9)	During February 2024 to April 2024, 2,571 (2,518,984 prior to both reverse share splits) ordinary shares were issued, in aggregate, to pursuant to the exercise of warrants.

(10)	In May 2024, 8,164 (8,000,000 prior to both reverse share splits) were issued to several third-party companies as prepayment for the development of proprietary softwares. The software under development - Vendor and Customer Relationship Management (“VCRM”) system and Cloud Management Platform (“CMP”).
(11)	In August 2024, 3,203 (3,138,113 prior to both reverse share splits) ordinary shares were issued for At-The-Market offering at the price ranged from US$245 to US$794 (US$ 0.25 to US$ 0.81 prior to both reverse share splits), before deduction the discounts and expenses.

(12)	On July 2 and July 12, 2024, 444 and 3,537 (434,783 and 3,465,820 prior to both reverse share splits, respectively) ordinary shares, were issued Boustead Securities LLC and Cogia GmbH as consideration for the acquisition of Socializer Messenger, an intellectual property that provides a highly secure messaging platform

(13)	In March 2024, 11,420 (11,191,047 prior to both reverse share splits) ordinary shares were issued to Sichenzia Ross Ference Carmel LLP as consideration for services rendered to the Company.

(14)	In April 2024, 1,733 (1,697,447 prior to both reverse share splits) ordinary shares were issued to Exchange Listing, LLC at US$1,696 (US$ 1.73 per share prior to both reverse share splits) as a true up shares.

(15)	During August 8, 2024, until December 26, 2024, 56,915 (55,775,747 prior to both reverse share splits) and 336,219 (6,724,360 prior to 1 to 20 reverse share split) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024

(16)	On September 24, 2024, US$ 1,000,000 convertible bridging notes had been converted to 9,285 (9,099,181 prior to both reverse share splits) ordinary shares at US$108 (US$ 0.11 per share prior to both reverse share splits).

(17)	In 2024, 52,898 (51,839,411 prior to both reverse share splits) and 49,060 (981,194 prior to 1 to 20 reverse share split) ordinary shares were issued to Codetext Limited as prepayment for services rendered to the Company.

(18)	On December 11, 2024, the Company issued 2,416 (48,316 prior to 1 to 20 reverse share split) ordinary shares to 3 independent directors as gratuity payment for their past services upon their resignation.

(19)	From July 16, 2024 until December 5, 2024, 13,682 (13,408,550 prior to both reverse share splits) and 148,060 (2,961,189 prior to 1 to 20 reverse share split) ordinary shares were issued to various investors between US$490 to US$1,843 (US$ 0.50 to US$ 1.88 per share prior to both reverse share splits).

(20)	From January 1, 2024 until December 13, 2024, 1,428 (1,398,625 prior to both reverse share splits) and 7111 (142,224 prior to 1 to 20 reverse share split) ordinary shares were issued to executive director and independence director pursuant to their employment agreements.